FINANCIAL EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL EXPENSE, NET
	Year ended December 31,
	2021	2020

Bank commissions and others	$-	$6
Exchange rate differences	-	14

Total financial expense, net	$-	$20